Note 11 - Property, Plant and Equipment - Property, Plant and Equipment Schedule (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)	$ 202,864	$ 239,742	$ 158,574
Additions	20,192	83,576
Disposal	(1,789)
Transfers	0
Depreciation and depletion	(18,450)	(10,732)
Foreign currency translation adjustment of subsidiaries	(36,831)	11,561
Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)	229,577	251,414	159,494
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)		(11,672)
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)			(920)
Construction in progress [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)	3,275	0	154,768
Additions	5,255	0
Disposal	0	0
Transfers	(1,535)	(154,768)
Depreciation and depletion	0	0
Foreign currency translation adjustment of subsidiaries	(445)	0
Construction in progress [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)	3,275	0	154,768
Construction in progress [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)		0	0
Construction in progress [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)	0
Buildings [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)	60,016	74,022	0
Additions	89	79
Disposal	0	0
Transfers	0	75,572
Depreciation and depletion	(3,182)	(2,227)
Foreign currency translation adjustment of subsidiaries	(10,913)	598
Buildings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)	64,789	76,249	0
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)		(2,227)	0
Buildings [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)	(4,773)
Machinery and equipment 1 [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)	100,008	122,890	0
Additions	2,612	77,313
Disposal	(955)	0
Transfers	1,150	39,553
Depreciation and depletion	(6,840)	(3,795)
Foreign currency translation adjustment of subsidiaries	(18,849)	9,819
Machinery and equipment 1 [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)	109,736	126,685	0
Machinery and equipment 1 [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)		(3,795)	0
Machinery and equipment 1 [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)	(9,728)
Right-of-use assets [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)	4,397	5,574	3,466
Additions	3,181	4,823
Disposal	(830)	(1,780)
Transfers	0	0
Depreciation and depletion	(2,837)	(1,536)
Foreign currency translation adjustment of subsidiaries	(691)	601
Right-of-use assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)	8,750	7,799	4,188
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)		(2,225)	(722)
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)	(4,353)
Mining assets [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)	34,533	36,430	0
Additions	8,980	644
Disposal	0	(1,425)
Transfers	385	39,779
Depreciation and depletion	(5,449)	(3,090)
Foreign currency translation adjustment of subsidiaries	(5,813)	522
Mining assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)	42,156	39,520	0
Mining assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)		(3,090)	0
Mining assets [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)	(7,623)
Other property, plant and equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)	635	826	340
Additions	75	717
Disposal	(4)	(3,237)
Transfers	0	0
Depreciation and depletion	(142)	(84)
Foreign currency translation adjustment of subsidiaries	(120)	21
Other property, plant and equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)	871	1,161	538
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)		(335)	$ (198)
Other property, plant and equipment [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)	(26,713)
Pilot plant [member]
Statement Line Items [Line Items]
Disposal		(32)
Transfers		$ (136)
Pilot plant [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment including right-of-use assets (CAD)	$ (236)